INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53233

January 13, 2017

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)
File Nos. 333-122901 and 811-21719
on behalf of the Aristotle Core Equity Fund

The Registrant is filing Post-Effective Amendment No.  822 to its Registration Statement under Rule 485(a)(2) to create the new series Aristotle Core Equity Fund.

Please direct your comments to the undersigned at (626) 385-5777.  Thank you.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake
Investment Managers Series Trust
Secretary